Acquisitions / Business Combinations - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Jan. 03, 2018	Dec. 26, 2020	Dec. 29, 2018	Feb. 26, 2018
Business Acquisition [Line Items]
Deferred cash payments			$ 59
Unrecognized expense relating to deferred cash		$ 7
Unrecognized expense relating to weighted average period		1 year
Skyhigh Networks, Inc.
Business Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Purchase price	$ 590
Skyhigh Networks, Inc. | Restricted Class A Units
Business Acquisition [Line Items]
Stock issued in connection with acquisition	2.2
Stock issued, fair value	$ 10.67
Stock issued, expiration period from acquisition date	2 years
TunnelBear, Inc.
Business Acquisition [Line Items]
Purchase price				$ 25